THE ADVISORS’ INNER CIRCLE FUND II

Hancock Horizon Burkenroad Small Cap Fund

Hancock Horizon Microcap Fund

(each, a “Fund” and together, the “Funds”)

Supplement dated December 23, 2020 to:

•	the Hancock Horizon Burkenroad Small Cap Fund’s Summary Prospectus, dated May 31, 2020 (the “Burkenroad Fund Summary Prospectus”);

•	the Hancock Horizon Microcap Fund’s Summary Prospectus, dated May 31, 2020 (the “Microcap Fund Summary Prospectus”); and

•	the Funds’ Prospectus, dated May 31, 2020 (the “Prospectus” and, together with the Burkenroad Fund Summary Prospectus and Microcap Fund Summary Prospectus, the “Prospectuses”).

This supplement provides new and additional information beyond that contained in the Prospectuses, and should be read in conjunction with the Prospectuses.

Effective December 31, 2020 (the “Effective Date”), each Fund’s primary benchmark will change as follows:

Fund	Current Primary Benchmark	New Primary Benchmark
Hancock Horizon Burkenroad Small Cap Fund	Russell 2000 Index	S&P SmallCap 600 Index
Hancock Horizon Microcap Fund	Russell Microcap Index	Dow Jones U.S. Micro-Cap Total Stock Market Index

Accordingly, as of the Effective Date, the Prospectuses are hereby amended and supplemented as follows:

1.	In the “Principal Investment Strategy” section of the Burkenroad Fund Summary Prospectus, and the corresponding section of the Prospectus, the sentences in the first paragraph referencing the Russell 2000 Index are hereby deleted and replaced with the following:

The Fund considers small-capitalization companies to be those with market capitalizations, at the time of purchase, that fall within or below the current range of companies in the S&P Small Cap 600 Index, or below the average of the maximum market capitalizations of companies in the index as of January 31 of each of the three preceding years. As of January 31, 2020, the market capitalization range for the S&P Small Cap 600 Index was approximately $88.41 million to $4.59 billion.

2.	In the “Performance Information” section of the Burkenroad Fund Summary Prospectus, and the corresponding section of the Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

BURKENROAD SMALL CAP FUND	1 Year	5 Years	10 Years	Since Inception[1]
Fund Returns Before Taxes
Institutional Class Shares	17.89%	5.57%	10.66%	10.30%
Investor Class Shares	17.68%	5.43%	10.59%	10.26%
Class D Shares	17.35%	5.29%	10.38%	10.04%
Fund Returns After Taxes on Distributions
Investor Class Shares	10.12%	2.30%	8.70%	9.16%
Fund Returns After Taxes on Distributions and Sale of Fund Shares
Investor Class Shares	15.84%	4.06%	8.65%	8.81%
S&P SmallCap 600 Index (reflects no deduction for fees, expenses or taxes)[2]	22.78%	9.56%	13.35%	9.86%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)[2]	25.52%	8.23%	11.83%	8.50%
Lipper® Small-Cap Core Funds Classification Average (reflects no deduction for taxes)	23.70%	6.88%	10.76%	8.40%

[1]	Institutional Class Shares of the Fund were offered beginning May 31, 2016. Investor Class Shares and Class D Shares of the Fund were offered beginning December 31, 2001. Index comparison begins December 31, 2001.

2	On December 31, 2020, the Fund’s benchmark changed from the Russell 2000 Index® to the S&P SmallCap 600 Index, because the Adviser believes that the S&P SmallCap 600 Index better reflects the investment strategies of the Fund.

3.	In the “Performance Information” section of the Microcap Fund Summary Prospectus, and the corresponding section of the Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

Microcap Fund	1 Year	Since Inception (5/29/2015)
Fund Returns Before Taxes
Institutional Class Shares	11.68%	3.02%
Investor Class Shares	11.39%	2.76%
Fund Returns After Taxes on Distributions
Institutional Class Shares	11.53%	2.68%
Fund Returns After Taxes on Distributions and Sale of Fund Shares
Institutional Class Shares	7.02%	2.30%
Dow Jones U.S. Micro-Cap Total Stock Market Index (reflects no deduction for fees, expenses or taxes)[1]	18.60%	4.62%
Russell Microcap Index (reflects no deduction for fees, expenses or taxes)[1]	22.43%	6.31%
Lipper® Small-Cap Core Funds Classification (reflects no deduction for taxes)	23.70%	6.78%

[1]	On December 31, 2020, the Fund’s benchmark changed from the Russell Microcap Index to the Dow Jones U.S. Micro-Cap Total Stock Market Index, because the Adviser believes that the Dow Jones U.S. Micro-Cap Total Stock Market Index better reflects the investment strategies of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

HHF-SK-024-0100

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